Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000204524
Shareholder Report [Line Items]
Fund Name	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Class Name	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Trading Symbol	UTRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://exchangetradedconcepts.com/staticdocs/UTRN_TSR_02282025. You can also request this information by contacting us at 833-835-6633.
Additional Information Phone Number	833-835-6633
Additional Information Website	https://exchangetradedconcepts.com/staticdocs/UTRN_TSR_02282025
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 13,859,338
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 84,976
InvestmentCompanyPortfolioTurnover	2421.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$13,859,338	25	$84,976	2,421%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	3.8%
Consumer Discretionary	3.8%
Energy	4.1%
Materials	7.9%
Industrials	8.0%
Communication Services	8.0%
Information Technology	23.7%
Financials	40.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bank of America	4.1%
Kinder Morgan	4.1%
Visa, Cl A	4.1%
Fidelity National Information Services	4.0%
PNC Financial Services Group	4.0%
US Bancorp	4.0%
Mastercard, Cl A	4.0%
Raymond James Financial	4.0%
Comcast, Cl A	4.0%
State Street	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Updated Prospectus Phone Number	833-835-6633
Updated Prospectus Web Address	https://exchangetradedconcepts.com/staticdocs/UTRN_TSR_02282025